Loan impairment provisions	6 Months Ended
Jun. 30, 2019
Loan impairment provisions
Loan impairment provisions

11. Loan impairment provisions

Loan exposure and impairment metrics

The table below summarises loans and related credit impairment measures on an IFRS 9 basis.

	30 June	31 December
	2019	2018
	£m	£m
Loans - amortised cost
Stage 1	291,984	285,985
Stage 2	25,705	26,097
Stage 3	7,325	7,718
	325,014	319,800
ECL provisions (1)
Stage 1	280	285
Stage 2	682	763
Stage 3	2,340	2,320
	3,302	3,368
ECL provision coverage (2)
Stage 1 (%)	0.10	0.10
Stage 2 (%)	2.65	2.92
Stage 3 (%)	31.95	30.06
	1.02	1.05
Impairment losses
ECL charge (3)	323	398
Stage 1	(140)	(143)
Stage 2	101	292
Stage 3	362	249
ECL loss rate - annualised (basis points)	19.88	12.45
Amounts written off	452	1,494

Notes:

(1)	Includes £4 million ( 31 December 2018 - £5 million ) related to assets at FVOCI.
(2)	ECL provisions coverage is ECL provisions divided by loans - amortised cost.
(3)

Includes a £30 million charge (31 December 2018 – £3 million charge) related to other financial assets, of which nil (31 December 2018 – £1 million charge) related to assets at FVOCI and a £28 million charge (31 December 2018 – £31 million release) related to contingent liabilities.